Accounts Receivable	9 Months Ended
Sep. 30, 2018
Receivables [Abstract]
Accounts Receivable

Note 4 – Accounts Receivable

Accounts receivable consisted of the following at December 31:

	December 31		September 30
	2017	2016	2018
			(unaudited)

Gross accounts receivable	$295,704	$-	$897,011
Less: allowance for doubtful accounts and contractual adjustments	(156,723)	-	(218,225)
Accounts receivable, net	$138,981	$-	$678,786